Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 121,325	$ 91,927	$ 227,626	$ 210,160
Voyage expenses	(34,720)	(31,532)	(65,267)	(68,095)
Vessel operating expenses	(16,223)	(15,258)	(31,143)	(30,195)
Operating expense component	(2,895)	(2,249)	(5,731)	(5,114)
Vessel lease expense component	(2,664)	(2,070)	(5,274)	(4,706)
Depreciation	(7,605)	(6,814)	(14,581)	(13,756)
Amortization of deferred drydock expenditures	(939)	(895)	(1,694)	(1,902)
General and administrative expenses
Corporate	(5,307)	(4,760)	(10,374)	(9,820)
Commercial and chartering	(1,021)	(1,052)	(2,084)	(2,224)
Gain on vessel sold	12,322		12,322	0
Unrealized losses on derivatives			0	(31)
Interest expense and finance costs	(2,044)	(2,825)	(4,571)	(5,689)
Gain on extinguishment	1,432		1,432	0
Interest income	612	606	1,156	845
Net Income before taxes	62,273	25,078	101,817	69,473
Income tax	(49)	(240)	(128)	(297)
Gain/(loss) from equity method investments	468	(331)	239	(580)
Net Income	62,692	24,507	101,928	68,596
Preferred dividends	(848)	(848)	(1,695)	(1,686)
Net income attributable to common stockholders	$ 61,844	$ 23,659	$ 100,233	$ 66,910
Earnings per share, basic (in dollars per share)	$ 1.48	$ 0.57	$ 2.41	$ 1.63
Earnings per share, diluted (in dollars per share)	$ 1.47	$ 0.57	$ 2.39	$ 1.60
Weighted average number of shares outstanding, basic (in shares)	41,747,977	41,192,894	41,559,932	40,959,113
Weighted average number of shares outstanding, diluted (in shares)	42,010,724	41,706,251	41,981,667	41,692,820